Consolidated Statements of Operations and Comprehensive Income (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Statement [Abstract]
Net sales	$ 62,692,901	$ 66,827,070	$ 55,212,779
Cost of goods sold	(57,999,265)	(56,854,674)	(48,384,573)
Gross profit	4,693,636	9,972,396	6,828,206
Selling, general and administrative expenses	(13,148,067)	(12,383,973)	(7,026,786)
Other operating income, net			28,589
Operating profit (loss)	(8,454,431)	(2,411,577)	(169,991)
Interest income, net	685,138	1,504,166	95,477
Other income (expenses), net	2,396,789	583,315	1,124,478
Income (Loss) from continuing operations before income taxes	(5,372,504)	(324,096)	1,049,964
Income tax (expense) benefit	255,927	841,900	(1,228,625)
Income (Loss) from continuing operations	(5,116,577)	517,804	(178,661)
Income (Loss) from discontinued operations, net of tax	(5,547,024)	(2,589,063)	1,595,997
Net income (loss)	(10,663,601)	(2,071,259)	1,417,336
Other comprehensive income
Foreign currency translation adjustments	153,453	989,852	2,277,759
Release of unrealized loss on available-for-sale investments, net of income tax of nil, upon disposal	(13,980)
Unrealized gain on available-for-sale investments, net of income tax of nil	5,300	22,495	23,957
Total comprehensive income (loss)	(10,518,828)	(1,058,912)	3,719,052
Less: Comprehensive income (loss) attributable to non-controlling interests
Net income (loss)	108,044	107,958	(6,659)
Foreign currency translation adjustments	176	(52)	454
Total comprehensive income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(10,410,608)	(951,006)	3,712,847
Income (Loss) from continuing operations	(5,116,577)	517,804	(178,661)
Net income (loss) attributable to non-controlling interests	108,044	107,958	(6,659)
Income (Loss) from continuing operations attributable to shareholders of Global-Tech Advanced Innovations Inc.	(5,008,533)	625,762	(185,320)
Income (Loss) from continuing operations attributable to shareholders of Global-Tech Advanced Innovations Inc.	(5,008,533)	625,762	(185,320)
Income (Loss) from discontinued operations	(5,547,024)	(2,589,063)	1,595,997
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(10,555,557)	(1,963,301)	1,410,677
Basic and diluted earnings (loss) from continuing operations per share of common stock	$ (1.65)	$ 0.21	$ (0.06)
Basic and diluted earnings (loss) per share of common stock	$ (3.47)	$ (0.65)	$ 0.46
Basic and diluted weighted average number of shares of common stock	3,041,625	3,040,310	3,039,727
Rental expense paid to related parties (included in selling, general and administrative expenses)	$ 372,457	$ 403,907	$ 508,575